Income Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company is a Bermuda exempted company. Bermuda enacted a corporate income tax which became effective January 1, 2025. The Company and its subsidiaries are currently not within the scope of the Bermuda Corporate Income Tax Act and will not be subject to income tax in Bermuda. However, the Company's subsidiaries are subject to taxation in certain foreign jurisdictions, including the US, in which such subsidiaries conduct business.

The following table summarizes the Company's effective tax rate:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Effective income tax rate	9.7%	14.5%	9.2%	11.3%
The Company has computed the provision for income taxes based on the estimated annual effective tax rate and the application of discrete items, if any, in the applicable period. The decrease in the effective tax rate for the three and six months ended June 30, 2025, compared to the same periods in 2024 was primarily due to nondeductible transaction costs incurred in connection with the Merger and the up-front loss on a finance lease transaction recorded in a lower rate tax jurisdiction during the second quarter of 2024, which resulted in a disproportionate increase to pre-tax income in a higher rate tax jurisdiction.